Distribution Date:	01/16/26	Morgan Stanley Capital I Trust 2019-L2
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-L2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61768HAS5	3.013000%	16,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61768HAT3	3.960000%	17,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61768HAU0	3.906000%	28,400,000.00	18,519,055.01	400,917.96	60,279.52	0.00	0.00	461,197.48	18,118,137.05	31.95%	30.00%
A-3	61768HAV8	3.806000%	218,300,000.00	196,163,155.13	0.00	622,164.14	0.00	0.00	622,164.14	196,163,155.13	31.95%	30.00%
A-4	61768HAW6	4.071000%	361,191,000.00	361,191,000.00	0.00	1,225,340.47	0.00	0.00	1,225,340.47	361,191,000.00	31.95%	30.00%
A-S	61768HAZ9	4.272000%	82,438,000.00	82,438,000.00	0.00	293,479.28	0.00	0.00	293,479.28	82,438,000.00	22.21%	21.00%
B	61768HBA3	4.494000%	44,655,000.00	44,655,000.00	0.00	167,232.98	0.00	0.00	167,232.98	44,655,000.00	16.93%	16.13%
C	61768HBB1	4.974698%	41,219,000.00	41,219,000.00	0.00	170,876.71	0.00	0.00	170,876.71	41,219,000.00	12.05%	11.63%
D	61768HAC0	3.000000%	25,190,000.00	25,190,000.00	0.00	62,975.00	0.00	0.00	62,975.00	25,190,000.00	9.07%	8.88%
E	61768HAE6	3.000000%	15,343,000.00	15,343,000.00	0.00	38,357.50	0.00	0.00	38,357.50	15,343,000.00	7.26%	7.20%
F-RR	61768HAH9	4.974698%	24,731,000.00	24,731,000.00	0.00	43,697.72	0.00	0.00	43,697.72	24,731,000.00	4.33%	4.50%
G-RR*	61768HAK2	4.974698%	9,160,000.00	9,160,000.00	0.00	0.00	0.00	0.00	0.00	9,160,000.00	3.25%	3.50%
H-RR	61768HAM8	4.974698%	32,060,275.00	27,500,090.38	0.00	0.00	0.00	0.00	0.00	27,500,090.38	0.00%	0.00%
R	61768HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61768HAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2IVWV5	4.974698%	18,884,408.00	17,443,772.07	8,265.51	67,968.54	0.00	0.00	76,234.05	17,435,506.56	0.00%	0.00%
Regular SubTotal			934,871,683.00	863,553,072.59	409,183.47	2,752,371.86	0.00	0.00	3,161,555.33	863,143,889.12

X-A	61768HAX4	0.999272%	641,191,000.00	575,873,210.14	0.00	479,545.07	0.00	0.00	479,545.07	575,472,292.18
X-B	61768HAY2	0.624696%	127,093,000.00	127,093,000.00	0.00	66,162.11	0.00	0.00	66,162.11	127,093,000.00
X-D	61768HAA4	1.974698%	40,533,000.00	40,533,000.00	0.00	66,700.35	0.00	0.00	66,700.35	40,533,000.00
Notional SubTotal			808,817,000.00	743,499,210.14	0.00	612,407.53	0.00	0.00	612,407.53	743,098,292.18

Deal Distribution Total					409,183.47	3,364,779.39	0.00	0.00	3,773,962.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61768HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61768HAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61768HAU0	652.07940176	14.11682958	2.12251831	0.00000000	0.00000000	0.00000000	0.00000000	16.23934789	637.96257218
A-3	61768HAV8	898.59438905	0.00000000	2.85004187	0.00000000	0.00000000	0.00000000	0.00000000	2.85004187	898.59438905
A-4	61768HAW6	1,000.00000000	0.00000000	3.39250001	0.00000000	0.00000000	0.00000000	0.00000000	3.39250001	1,000.00000000
A-S	61768HAZ9	1,000.00000000	0.00000000	3.56000000	0.00000000	0.00000000	0.00000000	0.00000000	3.56000000	1,000.00000000
B	61768HBA3	1,000.00000000	0.00000000	3.74500011	0.00000000	0.00000000	0.00000000	0.00000000	3.74500011	1,000.00000000
C	61768HBB1	1,000.00000000	0.00000000	4.14558116	0.00000000	0.00000000	0.00000000	0.00000000	4.14558116	1,000.00000000
D	61768HAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61768HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61768HAH9	1,000.00000000	0.00000000	1.76692087	2.37866039	12.03770369	0.00000000	0.00000000	1.76692087	1,000.00000000
G-RR	61768HAK2	1,000.00000000	0.00000000	0.00000000	4.14558079	21.15245742	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	61768HAM8	857.76214895	0.00000000	0.00000000	3.55592271	107.45759511	0.00000000	0.00000000	0.00000000	857.76214895
R	61768HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61768HAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2IVWV5	923.71294191	0.43768965	3.59918828	0.23013854	4.29763644	0.00000000	0.00000000	4.03687794	923.27525226

Notional Certificates
X-A	61768HAX4	898.13052607	0.00000000	0.74789738	0.00000000	0.00000000	0.00000000	0.00000000	0.74789738	897.50525535
X-B	61768HAY2	1,000.00000000	0.00000000	0.52058028	0.00000000	0.00000000	0.00000000	0.00000000	0.52058028	1,000.00000000
X-D	61768HAA4	1,000.00000000	0.00000000	1.64558138	0.00000000	0.00000000	0.00000000	0.00000000	1.64558138	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	60,279.52	0.00	60,279.52	0.00	0.00	0.00	60,279.52	0.00
A-3	12/01/25 - 12/30/25	30	0.00	622,164.14	0.00	622,164.14	0.00	0.00	0.00	622,164.14	0.00
A-4	12/01/25 - 12/30/25	30	0.00	1,225,340.47	0.00	1,225,340.47	0.00	0.00	0.00	1,225,340.47	0.00
X-A	12/01/25 - 12/30/25	30	0.00	479,545.07	0.00	479,545.07	0.00	0.00	0.00	479,545.07	0.00
X-B	12/01/25 - 12/30/25	30	0.00	66,162.11	0.00	66,162.11	0.00	0.00	0.00	66,162.11	0.00
X-D	12/01/25 - 12/30/25	30	0.00	66,700.35	0.00	66,700.35	0.00	0.00	0.00	66,700.35	0.00
A-S	12/01/25 - 12/30/25	30	0.00	293,479.28	0.00	293,479.28	0.00	0.00	0.00	293,479.28	0.00
B	12/01/25 - 12/30/25	30	0.00	167,232.98	0.00	167,232.98	0.00	0.00	0.00	167,232.98	0.00
C	12/01/25 - 12/30/25	30	0.00	170,876.71	0.00	170,876.71	0.00	0.00	0.00	170,876.71	0.00
D	12/01/25 - 12/30/25	30	0.00	62,975.00	0.00	62,975.00	0.00	0.00	0.00	62,975.00	0.00
E	12/01/25 - 12/30/25	30	0.00	38,357.50	0.00	38,357.50	0.00	0.00	0.00	38,357.50	0.00
F-RR	12/01/25 - 12/30/25	30	237,891.60	102,524.37	0.00	102,524.37	58,826.65	0.00	0.00	43,697.72	297,704.45
G-RR	12/01/25 - 12/30/25	30	155,139.84	37,973.52	0.00	37,973.52	37,973.52	0.00	0.00	0.00	193,756.51
H-RR	12/01/25 - 12/30/25	30	3,317,363.79	114,003.86	0.00	114,003.86	114,003.86	0.00	0.00	0.00	3,445,120.05
VRR Interest	12/01/25 - 12/30/25	30	76,495.17	72,314.57	0.00	72,314.57	4,346.03	0.00	0.00	67,968.54	81,158.32
Totals			3,786,890.40	3,579,929.45	0.00	3,579,929.45	215,150.06	0.00	0.00	3,364,779.39	4,017,739.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,773,962.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,707,399.21	Master Servicing Fee	7,409.78
Interest Reductions due to Nonrecoverability Determination	(195,673.05)	Certificate Administrator Fee	5,569.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.81
ARD Interest	0.00	Operating Advisor Fee	884.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	223.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,511,726.16	Total Fees	14,459.25

Principal		Expenses/Reimbursements
Scheduled Principal	409,183.47	Reimbursement for Interest on Advances	422.61
Unscheduled Principal Collections		ASER Amount	1,374.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,864.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	409,183.47	Total Expenses/Reimbursements	19,661.17

		Interest Reserve Deposit	112,826.33

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,364,779.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	409,183.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,773,962.86
Total Funds Collected	3,920,909.63	Total Funds Distributed	3,920,909.61

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	863,553,072.59	863,553,072.59	Beginning Certificate Balance	863,553,072.59
(-) Scheduled Principal Collections	409,183.47	409,183.47	(-) Principal Distributions	409,183.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	863,143,889.12	863,143,889.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	864,478,881.40	864,478,881.40	Ending Certificate Balance	863,143,889.12
Ending Actual Collateral Balance	864,122,732.77	864,122,732.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP
10,000,000 or less	15	100,136,254.26	11.60%	37	4.9536	1.864997	1.40 or less	8	140,968,538.64	16.33%	37	5.3536	0.818553
10,000,001 to 20,000,000	10	164,004,944.45	19.00%	35	5.0836	2.349316	1.41 to 1.60	3	38,831,214.97	4.50%	36	5.2661	1.436430
20,000,001 to 30,000,000	11	264,751,696.59	30.67%	37	4.9974	2.560014	1.61 to 1.80	6	117,705,282.53	13.64%	37	5.0831	1.746746
30,000,001 to 40,000,000	3	107,980,386.96	12.51%	37	4.8183	2.254589	1.81 to 2.00	6	113,019,700.37	13.09%	37	5.1205	1.885656
40,000,001 to 55,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	2	37,902,245.82	4.39%	36	4.9002	2.185431
55,000,001 or greater	2	117,000,000.00	13.56%	36	4.7485	2.202051	2.21 or greater	16	305,446,299.93	35.39%	36	4.6056	3.529897
Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145	Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	109,270,606.86	12.66%	37	5.2578	NAP
							Defeased	8	109,270,606.86	12.66%	37	5.2578	NAP
Arizona	2	31,277,245.82	3.62%	36	5.1902	2.462901
							Lodging	7	86,699,988.69	10.04%	36	5.3379	1.529205
California	1	28,000,000.00	3.24%	37	4.7000	2.440000
							Mixed Use	3	44,500,000.00	5.16%	38	4.9817	1.926067
Colorado	2	33,166,942.84	3.84%	38	5.0816	1.788490
							Multi-Family	15	155,550,341.87	18.02%	37	4.6710	3.648741
Connecticut	1	14,777,809.61	1.71%	37	4.9000	1.960000
							Office	16	314,498,107.32	36.44%	36	4.9237	1.937513
Florida	1	20,250,000.00	2.35%	36	4.4000	2.970000
							Retail	14	152,624,844.34	17.68%	36	5.0395	2.330640
Georgia	3	14,527,332.96	1.68%	38	5.1538	1.710565
							Totals	63	863,143,889.12	100.00%	37	4.9855	2.275145
Indiana	3	12,071,018.82	1.40%	38	5.2600	1.760000
Kansas	2	58,729,000.00	6.80%	37	5.1177	1.688204
Kentucky	5	21,777,323.65	2.52%	37	5.1500	0.260000
Massachusetts	1	37,000,000.00	4.29%	37	4.0104	3.710000
Michigan	1	13,400,000.00	1.55%	34	5.4300	2.350000
Minnesota	1	22,331,075.49	2.59%	37	5.5220	1.200000
Missouri	1	20,230,000.00	2.34%	36	5.0000	1.910000
Nevada	1	7,700,000.00	0.89%	37	4.6600	3.240000
New Jersey	2	36,450,752.54	4.22%	36	5.1946	1.252069
New York	6	83,324,878.77	9.65%	37	4.9817	3.752967
Ohio	2	12,182,824.33	1.41%	37	5.3055	2.139455
Pennsylvania	3	21,402,499.72	2.48%	37	5.2633	1.588602
South Carolina	1	23,830,729.51	2.76%	36	5.0600	1.940000
Tennessee	2	24,750,000.00	2.87%	34	5.0859	2.317576
Texas	10	150,693,848.16	17.46%	36	4.8562	2.513875
Virginia	3	35,000,000.00	4.05%	36	4.6671	2.230000
Washington	1	31,000,000.00	3.59%	36	4.8000	2.200000
Totals	63	863,143,889.12	100.00%	37	4.9855	2.275145

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP
	4.4999% or less	5	150,250,000.00	17.41%	36	4.2520	4.132329	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	12	166,494,799.59	19.29%	37	4.7569	2.106109	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	24	437,128,482.67	50.64%	37	5.2566	1.782941	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	41	753,873,282.26	87.34%	36	4.9460	2.322556
								Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP
	60 months or less	41	753,873,282.26	87.34%	36	4.9460	2.322556	Interest Only	25	489,834,000.00	56.75%	36	4.7929	2.613462
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	16	264,039,282.26	30.59%	37	5.2302	1.782880
	Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	109,270,606.86	12.66%	37	5.2578	NAP			No outstanding loans in this group
Underwriter's Information		1	23,000,000.00	2.66%	36	4.0600	10.690000
	12 months or less	36	661,354,343.54	76.62%	36	4.9475	2.094542
	13 months to 24 months	3	39,561,370.78	4.58%	37	5.1988	1.695662
	25 months or greater	1	29,957,567.94	3.47%	38	5.2600	1.760000
	Totals	48	863,143,889.12	100.00%	37	4.9855	2.275145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30315645	LO	Honolulu	HI	Actual/360	5.250%	284,812.50	0.00	0.00	N/A	02/06/29	--	63,000,000.00	63,000,000.00	01/06/26
2	30315646	OF	Dallas	TX	Actual/360	4.390%	226,816.67	0.00	0.00	N/A	01/01/29	--	60,000,000.00	60,000,000.00	01/01/26
3	30315647	OF	Lenexa	KS	Actual/360	5.126%	251,591.35	0.00	0.00	N/A	02/01/29	--	57,000,000.00	57,000,000.00	01/01/26
4	30315648	LO	Dallas	TX	Actual/360	5.580%	192,360.59	53,034.84	0.00	N/A	03/01/29	--	40,033,421.80	39,980,386.96	05/01/25
5	30315649	MF	Boston	MA	Actual/360	4.010%	127,776.83	0.00	0.00	N/A	02/01/29	--	37,000,000.00	37,000,000.00	01/01/26
6A1C1	30315652	MF	Various	VA	Actual/360	4.667%	80,377.92	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	01/06/26
6A1C2	30315653				Actual/360	4.667%	60,283.44	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	01/06/26
7	30315654	MF	Various	Various	Actual/360	5.260%	135,883.20	42,402.30	0.00	N/A	03/06/29	--	29,999,970.24	29,957,567.94	01/06/26
8	30315655	OF	Quincy	WA	Actual/360	4.800%	128,133.33	0.00	0.00	N/A	01/06/29	--	31,000,000.00	31,000,000.00	01/06/26
9	30315656	MU	Lone Tree	CO	Actual/360	5.124%	132,370.00	0.00	0.00	N/A	03/06/29	--	30,000,000.00	30,000,000.00	01/06/26
10	30315657	OF	Los Angeles	CA	Actual/360	4.700%	113,322.22	0.00	0.00	N/A	02/06/29	--	28,000,000.00	28,000,000.00	01/06/26
11	30315658	OF	Fort Mill	SC	Actual/360	5.060%	103,979.73	33,035.64	0.00	N/A	01/01/29	--	23,863,765.15	23,830,729.51	01/01/26
12A1	30315659	MF	Various	Various	Actual/360	5.350%	67,330.75	16,431.30	0.00	N/A	01/06/29	--	14,615,056.10	14,598,624.80	01/06/26
12A2	30315660				Actual/360	5.350%	44,887.17	10,954.20	0.00	N/A	01/06/29	--	9,743,370.63	9,732,416.43	01/06/26
13	30315663	OF	Scottsdale	AZ	Actual/360	5.145%	107,991.41	0.00	0.00	N/A	01/01/29	--	24,375,000.00	24,375,000.00	01/01/26
14	30315664	RT	Brooklyn Center	MN	Actual/360	5.522%	106,318.67	28,005.47	0.00	N/A	02/06/29	--	22,359,080.96	22,331,075.49	01/06/26
15	30315665	MF	Brooklyn	NY	Actual/360	4.060%	80,410.56	0.00	0.00	N/A	01/01/29	--	23,000,000.00	23,000,000.00	01/01/26
16	30315666	OF	Frankfort	KY	Actual/360	5.150%	0.00	0.00	0.00	N/A	02/06/29	--	21,777,323.65	21,777,323.65	12/06/23
17	30315667	OF	Fairfield	NJ	Actual/360	4.920%	84,249.47	35,038.75	0.00	N/A	02/06/29	--	19,885,791.29	19,850,752.54	01/06/26
18	30315668	RT	Various	TX	Actual/360	5.010%	85,637.49	35,284.92	0.00	N/A	10/06/28	--	19,850,296.44	19,815,011.52	01/06/26
19	30315669	RT	New York	NY	Actual/360	5.480%	0.00	0.00	0.00	N/A	02/06/29	--	21,000,000.00	21,000,000.00	10/06/22
20	30315670	RT	Hialeah	FL	Actual/360	4.400%	76,725.00	0.00	0.00	N/A	01/01/29	--	20,250,000.00	20,250,000.00	01/01/26
21	30315671	RT	Grandview	MO	Actual/360	5.000%	87,101.39	0.00	0.00	N/A	01/06/29	--	20,230,000.00	20,230,000.00	01/06/26
22A6	30315672	LO	Nashville	TN	Actual/360	5.035%	65,035.42	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	01/06/26
22A8	30315673				Actual/360	5.035%	21,678.47	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	01/06/26
23	30315674	LO	Long Island City	NY	Actual/360	5.500%	80,760.16	27,119.75	0.00	N/A	02/06/29	--	17,051,998.52	17,024,878.77	01/06/26
25	30315423	OF	Bridgewater	NJ	Actual/360	5.523%	78,948.22	0.00	0.00	N/A	12/06/28	--	16,600,000.00	16,600,000.00	01/06/26
26	30315676	OF	Shelton	CT	Actual/360	4.900%	62,443.37	21,146.09	0.00	N/A	02/06/29	--	14,798,955.70	14,777,809.61	01/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30315678	OF	Norristown	PA	Actual/360	5.379%	58,149.60	17,480.69	0.00	N/A	02/06/29	--	12,553,972.70	12,536,492.01	01/06/26
29	30315679	MF	Midland	MI	Actual/360	5.430%	62,656.17	0.00	0.00	N/A	11/06/28	--	13,400,000.00	13,400,000.00	01/06/26
30	30315680	LO	Various	Various	Actual/360	4.680%	39,120.60	12,623.04	0.00	N/A	01/01/29	--	9,707,346.00	9,694,722.96	01/01/26
31	30315681	RT	The Woodlands	TX	Actual/360	4.460%	38,405.56	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	01/01/26
32	30315682	MF	New York	NY	Actual/360	5.350%	42,844.58	0.00	0.00	N/A	02/01/29	--	9,300,000.00	9,300,000.00	05/01/25
33	30315683	IN	Houston	TX	Actual/360	4.700%	37,436.81	0.00	0.00	N/A	01/01/29	--	9,250,000.00	9,250,000.00	01/01/26
34	30315684	RT	McAllen	TX	Actual/360	5.100%	35,183.38	13,682.10	0.00	N/A	02/06/29	--	8,011,396.69	7,997,714.59	01/06/26
35	30315685	LO	Orlando	FL	Actual/360	5.500%	32,661.16	17,079.93	0.00	N/A	02/06/29	--	6,896,198.45	6,879,118.52	01/06/26
36	30315686	MU	New York	NY	Actual/360	4.750%	32,722.22	0.00	0.00	N/A	02/06/29	--	8,000,000.00	8,000,000.00	01/06/26
37	30315687	RT	Las Vegas	NV	Actual/360	4.660%	30,898.39	0.00	0.00	N/A	02/06/29	--	7,700,000.00	7,700,000.00	01/06/26
38	30315688	RT	Shillington	PA	Actual/360	5.200%	32,087.19	9,590.33	0.00	N/A	02/01/29	--	7,165,872.81	7,156,282.48	01/01/26
39	30315689	RT	Phoenix	AZ	Actual/360	5.350%	31,836.82	8,368.97	0.00	N/A	01/06/29	--	6,910,614.79	6,902,245.82	01/06/26
40	30315690	MF	Cincinnati	OH	Actual/360	5.350%	28,442.64	10,087.90	0.00	N/A	02/06/29	--	6,173,861.83	6,163,773.93	01/06/26
41	30315691	MU	San Antonio	TX	Actual/360	4.610%	25,803.19	0.00	0.00	N/A	02/06/29	--	6,500,000.00	6,500,000.00	01/06/26
43	30315693	RT	New York	NY	Actual/360	5.050%	21,743.06	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	01/06/26
45	30315695	RT	Garland	TX	Actual/360	4.850%	17,750.04	7,579.17	0.00	N/A	02/06/29	--	4,250,093.65	4,242,514.48	01/06/26
46	30315696	OF	Germantown	TN	Actual/360	5.300%	21,678.47	0.00	0.00	N/A	02/01/29	--	4,750,000.00	4,750,000.00	01/01/26
47	30315697	RT	Fort Worth	TX	Actual/360	5.350%	14,927.26	4,170.49	0.00	N/A	03/01/29	--	3,240,164.22	3,235,993.73	01/01/26
49	30315699	IN	Fort Wayne	IN	Actual/360	5.820%	12,932.71	6,067.59	0.00	N/A	03/06/29	--	2,580,520.97	2,574,453.38	01/06/26
50	30315700	MF	Bonner Springs	KS	Actual/360	4.850%	7,220.98	0.00	0.00	N/A	01/01/29	--	1,729,000.00	1,729,000.00	01/01/26
Totals							3,511,726.16	409,183.47	0.00				863,553,072.59	863,143,889.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	15,671,546.01	15,756,266.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,348,394.59	6,416,148.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,480,893.00	3,299,316.00	01/01/25	06/30/25	06/11/25	0.00	0.00	244,896.26	1,961,794.60	0.00	0.00
5	5,944,118.11	5,633,770.15	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C1	15,117,999.00	16,074,387.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C2	15,117,999.00	16,074,387.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,887,031.23	3,352,578.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,775,362.45	2,923,120.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,317,774.65	3,326,247.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,618,349.27	3,371,819.58	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,439,827.93	3,516,210.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,180,589.34	2,125,853.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,159,682.76	706,144.48	01/01/25	06/30/25	01/12/26	12,862,758.79	864,584.62	(271.54)	1,599,403.22	2,125,317.89	0.00
17	2,177,813.85	1,757,911.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	11,559,516.26	35,997,151.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	397,917.45	934,163.18	01/01/25	06/30/25	09/11/25	6,839,346.36	730,121.82	(261.85)	2,575,409.43	100,772.84	0.00
20	2,810,492.89	2,763,502.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,438,555.77	2,248,853.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A6	15,208,933.30	22,076,212.12	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A8	15,208,933.30	22,076,212.12	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,694,761.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,475,287.60	2,485,723.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,025,474.06	2,041,186.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,395,965.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,577,445.79	1,759,204.23	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	4,169,673.58	4,299,459.70	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	886,210.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	429,065.40	304,397.50	01/01/25	06/30/25	12/11/25	1,416,787.91	44,398.85	41,194.33	293,895.10	117,364.40	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,000,449.87	1,095,449.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	671,917.03	687,579.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,195,882.39	1,260,493.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,028,737.25	993,009.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	935,407.30	1,111,437.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,220,918.80	1,224,144.36	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	918,893.83	881,412.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	488,457.16	(10,984.10)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	747,532.32	1,011,314.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	450,532.20	450,532.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	210,951.44	66,446.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	156,385,293.85	190,091,060.96				21,118,893.06	1,639,105.29	285,557.20	6,430,502.35	2,343,455.13	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	4	92,057,710.61	2	60,980,386.96	0	0.00	0	0.00	0	0.00	0	0.00	4.985516%	4.965827%	37
12/17/25	0	0.00	0	0.00	4	92,110,745.45	2	61,033,421.80	0	0.00	0	0.00	0	0.00	0	0.00	4.985642%	4.965950%	38
11/18/25	0	0.00	0	0.00	4	92,169,711.28	2	61,092,387.63	0	0.00	0	0.00	0	0.00	0	0.00	4.985782%	4.966086%	39
10/20/25	0	0.00	0	0.00	4	92,222,210.53	2	61,144,886.88	0	0.00	0	0.00	0	0.00	0	0.00	4.985906%	4.966208%	40
09/17/25	0	0.00	0	0.00	4	92,280,660.44	2	61,203,336.79	0	0.00	1	22,449,117.69	0	0.00	0	0.00	4.986044%	4.966342%	41
08/15/25	0	0.00	1	40,255,305.48	3	52,077,323.65	2	61,255,305.48	0	0.00	0	0.00	0	0.00	0	0.00	4.986167%	4.966462%	42
07/17/25	1	40,307,025.65	0	0.00	3	52,103,922.03	2	61,307,025.65	0	0.00	0	0.00	0	0.00	0	0.00	4.986295%	4.966587%	43
06/17/25	1	40,364,725.11	0	0.00	3	52,133,512.59	2	61,364,725.11	0	0.00	0	0.00	0	0.00	0	0.00	4.986436%	4.966725%	44
05/16/25	1	40,415,922.03	1	9,300,000.00	2	42,859,862.89	2	61,415,922.03	0	0.00	0	0.00	0	0.00	0	0.00	4.986562%	4.966849%	45
04/17/25	0	0.00	0	0.00	3	52,189,214.40	2	61,473,117.46	0	0.00	0	0.00	0	0.00	0	0.00	4.986702%	4.966985%	46
03/17/25	0	0.00	0	0.00	3	52,215,318.77	2	61,523,796.05	0	0.00	0	0.00	0	0.00	0	0.00	4.986826%	4.967107%	47
02/18/25	0	0.00	1	9,300,000.00	2	42,950,686.79	2	61,593,017.78	0	0.00	0	0.00	0	0.00	0	0.00	4.986993%	4.967270%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30315648	05/01/25	7	6	244,896.26	1,961,794.60	2,065.50	40,415,922.03	06/15/20	2	04/18/22	04/18/22
16	30315666	12/06/23	24	6	(271.54)	1,599,403.22	2,580,160.91	22,320,632.23	08/24/22	2
19	30315669	10/06/22	38	6	(261.85)	2,575,409.43	250,993.42	21,000,000.00	07/15/20	2		06/30/23
32	30315682	05/01/25	7	6	41,194.33	293,895.10	133,483.81	9,300,000.00	01/02/25	2
Totals					285,557.20	6,430,502.35	2,966,703.64	93,036,554.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		359,407,751	359,407,751	0		0
37 - 48 Months		503,736,138	411,678,427	31,077,324		60,980,387
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	863,143,889	771,086,179	0	0	31,077,324	60,980,387
Dec-25	863,553,073	771,442,327	0	0	31,077,324	61,033,422
Nov-25	864,001,163	771,831,452	0	0	31,077,324	61,092,388
Oct-25	864,406,486	772,184,276	0	0	31,077,324	61,144,887
Sep-25	864,850,858	772,570,197	0	0	31,077,324	61,203,337
Aug-25	865,252,355	772,919,726	0	0	31,077,324	61,255,305
Jul-25	865,678,643	773,267,695	0	0	31,103,922	61,307,026
Jun-25	866,147,176	773,648,939	40,364,725	0	31,133,513	21,000,000
May-25	866,569,440	773,993,655	40,415,922	9,300,000	21,859,863	21,000,000
Apr-25	867,034,096	814,844,882	0	0	31,189,214	21,000,000
Mar-25	867,452,371	815,237,052	0	0	31,215,319	21,000,000
Feb-25	868,002,061	815,751,374	0	9,300,000	21,950,687	21,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30315648	39,980,386.96	40,415,922.03	54,000,000.00	04/16/25	2,806,695.00	0.95000	06/30/25	03/01/29	277
16	30315666	21,777,323.65	22,320,632.23	13,750,000.00	11/04/25	391,071.30	0.26000	06/30/25	02/06/29	277
19	30315669	21,000,000.00	21,000,000.00	20,000,000.00	08/01/25	910,363.18	0.78000	06/30/25	02/06/29	I/O
32	30315682	9,300,000.00	9,300,000.00	9,000,000.00	03/13/25	301,678.00	0.60000	06/30/25	02/01/29	I/O
Totals		92,057,710.61	93,036,554.26	96,750,000.00		4,409,807.48

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30315648	LO	TX	06/15/20	2

1/12/2026 - The Loan transferred to Special Servicing for Monetary Default at Borrower''s request as a result of the COVID-19 pandemic. Special Servicer received approval for a forbearance and previously worked with the Borrower to close.

Borrower did not close and has now filed for Chapter 11 bankruptcy protection. The Borrower has proposed a Chapter 11 plan of reorganization (The ''Plan'') to which the Lender objected. The parties concluded a Mediation on 10/6/2022 at which the parties agreed upon gener al terms of forbearance and repayment of arrearages making certain changes to the proposed Plan. The Court has approved the settlement and settlement and confirmed the bankruptcy plan as of March 28

2023. Borrower has agreed to monthly arrearages calculat ion. Borrower agreed to finalize CMA, but has not completed documentation; Lender counsel is engaged to ensure compliance. Lender has sent notice of default involving cash management and payment default. Lender has sent acceleration letter. Lender has fil ed to appoint a Receiver over the property; judge has executed the order but Borrower has objected. Foreclosure scheduled for January 6, 2026.

16	30315666	OF	KY	08/24/22	2

1/12/2026 - The Loan transferred for Imminent Monetary Default. A PNL has been executed by the Borrower. The Loan went into monetary default on 10/6/2022 and a default letter was sent. Borrower has requested to transition control of the

Property to the Le nder. The Special Servicer is in process of taking title. Lender is working with Insurance company Sompo and Guarantor''s estate on settlements before taking title to the assets. Target foreclosure sale date in Q1 2026.

19	30315669	RT	NY	07/15/20	2

1/12/2026 - The Loan transferred to Special Servicing in July 2020 for Imminent Monetary Default by Borrower''s request due to the impact of the COVID-19 pandemic. On 12/5/2022, the court granted the appointment of Richard Madison of

Colliers as Receiver . A new lease prospect is being considered that would bring the property to 100% occupancy and enhance value. Special Servicer continues to move forward with a foreclosure strategy. Expected title to REO by Q2 2026.

32	30315682	MF	NY	01/02/25	2

1/12/2026 - Loan recently transferred to Special Servicer for payment and non-monetary defaults. Special Servicer has reached out to Borrower who has executed the PNL. Counsel engaged to enforce CMA compliance. Lender accelerated the loan after 3 monthly payments missed in a row. Borrower has a proposed new tenant for retail space and proposal to reinstate; Lender has rejected Borrower proposal. Lender has filed for foreclosure; Lender has proposed that Borrower stipulate to Receivership.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30315648	0.00	5.58000%	0.00	5.58000%	8	01/18/23	01/18/23	05/03/23
14	30315664	0.00	5.52200%	0.00	5.52200%	8	06/30/25	06/30/25	07/03/25
35	30315685	0.00	5.50000%	0.00	5.50000%	10	10/21/21	04/06/20	10/21/21
Totals		0.00		0.00	0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	30315694 01/17/25	4,930,000.00	2,110,000.00	2,233,183.30	1,952,286.24	2,233,183.30	280,897.06	4,649,102.94	0.00	(5,096.57)	4,654,199.51	94.40%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,930,000.00	2,110,000.00	2,233,183.30	1,952,286.24	2,233,183.30	280,897.06	4,649,102.94	0.00	(5,096.57)	4,654,199.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	30315694	05/16/25	0.00	0.00	4,654,199.51	0.00	0.00	3,628.41	0.00	0.00	4,654,199.51
		04/17/25	0.00	0.00	4,650,571.10	0.00	0.00	1,468.16	0.00	0.00
		01/17/25	0.00	0.00	4,649,102.94	0.00	0.00	4,649,102.94	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,654,199.51	0.00	0.00	4,654,199.51	0.00	0.00	4,654,199.51

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	1,343.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	345.10	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	96,576.38	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	99,096.67	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76.43	0.00	0.00	0.00
22A6	0.00	0.00	0.00	0.00	767.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A8	0.00	0.00	0.00	0.00	255.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	1,374.12	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	497.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.08	0.00	0.00	0.00
Total	0.00	0.00	15,000.00	0.00	2,864.44	1,374.12	0.00	195,673.05	422.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		215,334.22

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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